Consolidated Statements of Profit Or Loss And Other Comprehensive Income - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Sales of goods	₽ 135,278	₽ 120,792	₽ 81,414
Service revenue	141,837	57,423	22,936
Total revenue	277,115	178,215	104,350
Operating expenses:
Cost of sales	(121,475)	(112,548)	(72,859)
Fulfillment and delivery	(122,518)	(76,240)	(30,676)
Sales and marketing	(24,508)	(23,535)	(10,015)
Technology and content	(22,851)	(12,862)	(4,394)
General and administrative	(19,747)	(11,886)	(3,729)
Losses related to the fire incident	(10,165)	0	0
Total operating expenses	(321,264)	(237,071)	(121,673)
Operating loss	(44,149)	(58,856)	(17,323)
Loss on convertible bonds	(8,567)	0	0
Expected credit losses on financial assets	(348)	0	0
Loss on disposal of non-current assets	(824)	(33)	(35)
Interest expense	(11,860)	(5,802)	(2,115)
Interest income	2,869	1,484	311
Net gain on revaluation of financial instruments at fair value through profit or loss	726	6,341	0
Share of profit of an associate	289	197	112
Impairment of non-financial assets	(255)	0	0
Foreign currency exchange gain / (loss), net	4,963	(108)	(1,984)
Other non-operating expenses	(6)	0	(1,000)
Total non-operating (expense) / income	(13,013)	2,079	(4,711)
Loss before income tax	(57,162)	(56,777)	(22,034)
Income tax expense	(1,025)	(2)	(230)
Loss for the year	(58,187)	(56,779)	(22,264)
Items that are or may be reclassified to profit or loss (net of tax):
Exchange differences on translation of foreign operations	(67)	(3)	0
Net other comprehensive loss that may be reclassified to profit or loss	(67)	(3)	0
Other comprehensive income, net of tax	(67)	(3)	0
Total comprehensive income for the year	₽ (58,254)	₽ (56,782)	₽ (22,264)
Basic and diluted loss per share attributable to ordinary equity holders of the parent, RUB	₽ (278.7)	₽ (276.1)	₽ (135.1)
Basic and diluted weighted average number of ordinary shares	208,752,123	205,619,832	164,605,952